33. RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2017
Related Party Transactions
RELATED PARTY TRANSACTIONS

33. RELATED PARTY TRANSACTIONS

The Company’s immediate shareholders are Red Isle Private Investment Inc. (“Red Isle”), a company incorporated in Canada, Loral Holdings Corporation (“Loral Holdings”), a company incorporated in the United States and various individuals. Red Isle is wholly-owned by PSP Investments, a Canadian Crown corporation. Loral Holdings is a wholly-owned subsidiary of Loral, a United States publicly listed company.

Transactions with subsidiaries

The Company and its subsidiaries regularly engage in inter-group transactions. These transactions include the purchase and sale of satellite services and communications equipment, providing and receiving network and call centre services, access to orbital slots and management services. The transactions have been entered into over the normal course of operations. Balances and transactions between the Company and its subsidiaries have been eliminated on consolidation and therefore have not been disclosed.

Special cash distribution

Effective January 25, 2017, the Board of Directors approved a special cash distribution to shareholders, as a reduction of stated capital, in the amount of approximately $387.2 million U.S. dollars. Of this balance, $138.5 million U.S. dollars were paid to Red Isle, $242.7 million U.S. dollars were paid to Loral Holdings, with the remainder paid to various individuals. These distributions were made during the first quarter of 2017.

Special payment to stock option holders

In connection with the cash distribution to the Company’s shareholders, in January 2017, a special payment was authorized to stock option holders of $12.8 million U.S. dollars, of which $11.3 million U.S. dollars related to key management personnel. Of this balance, $8.8 million U.S. dollars has been recorded as an operating expense in 2017, of which $6.9 million U.S. dollars has been paid with the remaining payments to be made in subsequent periods subject to certain conditions being met.

Compensation of executives and Board level directors

Year ended December 31,	2017	2016	2015
Short-term benefits (including salaries)	$10,037	$6,751	$7,132
Special payments (1)	9,006	—	—
Post-employment benefits	2,458	2,344	3,268
Share-based payments (2)	2,820	5,482	4,674
	$24,321	$14,577	$15,074

(1)	Balance relates to the special cash distribution effective January 25, 2017.

(2)	During 2015, the Board authorized the grant of stock options to certain key management personnel pursuant to the stock incentive plan. A total of 348,606 stock options were granted to key management personnel in 2015. Share-based payments also included all expenses associated with stock options previously issued under the 2008 and stock incentive plans.

Key management personnel — stock options

In March 2016, a total of 1,253,477 vested stock options were repurchased at fair value from key management personnel and other employees or former employees for a total cash consideration of $24.7 million, of which $18.7 million was paid to key management personnel.

In August 2017, Telesat authorized the exchange of 805,835 performance-vesting options for 805,835 time-vesting options, of which 682,550 options related to key management personnel. The exchanged amounts included 715,383 unvested performance-vesting options which were exchanged for an equal amount of unvested time-vesting options, of which 613,316 unvested options related to key management personnel. A portion of the new unvested time-vesting options will vest upon the next anniversary date of the option holder with the remainder vesting evenly over a three-year period commencing on the sixth anniversary date.

Transactions with related parties

The Company and certain of its subsidiaries regularly engage in transactions with related parties. The Company’s related parties include Loral and Red Isle. The transactions have been entered into over the normal course of operations. There were no transactions or balances with Red Isle during any of the years presented.

During the years presented below, the Company and its subsidiaries entered into the following transactions with Loral.

	Sale of goods and services, interest income			Purchase of goods and services, interest expense
Years ended December 31,	2017	2016	2015	2017	2016	2015
Revenue	$128	$133	$129	$—	$—	$—
Operating expenses	$—	$—	$—	$6,518	$6,627	$7,547
Interest and other expenses	$—	$—	$—	$—	$—	$—

The following balances were outstanding with Loral at the end of the years presented below:

	Amounts owed by related parties			Amounts owed to related parties
At December 31,	2017		2016	2017	2016
Current receivables/payables	$	82	$—	$—	$174

The amounts outstanding are unsecured and will be settled in cash.

Other related party transactions

The Company funds certain defined benefit pension plans. Contributions made to the plans for the year ended December 31, 2017 were $8.9 million (December 31, 2016 — $8.2 million).